Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

19.  Subsequent Events

The Nasdaq Stock Market LLC (“Nasdaq”) Hearing

On January 3, 2023, the Company requested a hearing before a Nasdaq Hearing Panel (the “Panel”) to appeal the delisting determination from Nasdaq, which hearing was granted and held on February 16, 2023.

On March 15, 2023, the Company received a written notice from the Panel granting our request for continued listing on Nasdaq until May 1, 2023, subject to evidencing compliance by such date with the net income standard set forth in Nasdaq Listing Rule 5550(b)(3), which requires a minimum net income from continuing operations of $500,000 in the most recently completed fiscal year or two of the last three most recently completed fiscal years. On April 28, 2023, the Company received a written notice from the Panel granting our request for an extension until May 19, 2023 to demonstrate compliance with the net income standard. On May 23, 2023, the Company received a written determination from the Panel granting its request for a further extension until May 30, 2023 to demonstrate compliance with the net income standard, and a written notice from Nasdaq notifying the Company that it was not in compliance with the periodic filing requirements for continued listing set forth in Nasdaq Listing Rule 5250(c)(1) due to the delay in the filing of this annual report. The Company expects to regain compliance with the Nasdaq Listing Rules 5550(b)(3) and 5250(c)(1) as evidenced by this annual report.

Net Assets Requirements Related to “Re.Ra.Ku Cards”

One of the requirements for issuers of prepaid cards under the Settlement Act is to maintain net assets of not less than JPY100 million based on Japanese GAAP. As of December 31, 2022, the Company’s net assets have fallen below JPY100 million based on Japanese GAAP on a standalone basis. In early 2022, the Company failed to meet such standard but were able to recover subsequently. Subsequent to December 31, 2022, the Company has reported this matter to the Kanto Local Financial Bureau and are currently in consultation with the regulatory authority for administrative guidances.

Stock Repurchase Program

On January 20, 2023, the Company’s CEO and major shareholder Koji Eguchi’s 100% funded joint venture COZY implemented a stock repurchase program based on the US SEC Rule 10b5-1 through a US investment bank. Under this plan, COZY can purchase up to 50 million yen of the company’s American Depositary Shares (ADS). This plan was approved by the Company’s board of directors on January 18, 2023. During the period from January to March 2023, COZY has repurchased the Company’s 22,543 shares.